Intangible Assets and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amortization Expense [Abstract]
Amortization Of Intangible Assets	$ 93,100	$ 87,441	$ 77,845
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2014	79,830
2015	76,717
2016	74,303
2017	70,362
2018	67,793
Indefinite Lived Intangible Assets [Line Items]
Carrying Amount	217,669	218,055
Intangible Assets	757,876	710,116
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,248,678	1,124,041
Accumulated Amortization	(708,471)	(631,980)
Goodwill [Roll Forward]
Goodwill	11,421,889	9,186,650
Goodwill acquired	258,216	2,193,287
Reclassifications	419
Foreign Currency Translation Adjustment	(22,337)	41,952
Goodwill	11,658,187	11,421,889	9,186,650
North America [Member]
Goodwill [Roll Forward]
Goodwill	9,487,013	7,314,622
Goodwill acquired	158,582	2,172,181
Foreign Currency Translation Adjustment	52	210
Goodwill	9,645,647	9,487,013
International [Member]
Goodwill [Roll Forward]
Goodwill	1,521,359	1,464,089
Goodwill acquired	99,634	21,106
Reclassifications	(3,807)	(5,188)
Foreign Currency Translation Adjustment	(23,029)	41,352
Goodwill	1,594,157	1,521,359
Reporting Segment Total [Member]
Goodwill [Roll Forward]
Goodwill	11,008,372	8,778,711
Goodwill acquired	258,216	2,193,287
Reclassifications	(3,807)	(5,188)
Foreign Currency Translation Adjustment	(22,977)	41,562
Goodwill	11,239,804	11,008,372
Corporates [Member]
Goodwill [Roll Forward]
Goodwill	413,517	407,939
Reclassifications	4,226	5,188
Foreign Currency Translation Adjustment	640	390
Goodwill	418,383	413,517
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	325,335	317,080
Accumulated Amortization	(240,412)	(213,639)
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	106,510	107,696
Accumulated Amortization	(44,584)	(40,849)
License and distribution agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	223,701	225,393
Accumulated Amortization	(112,697)	(98,757)
Self-developed software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	105,087	72,328
Accumulated Amortization	(46,097)	(32,496)
Other intangible assets category [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	350,475	343,867
Accumulated Amortization	(264,031)	(246,239)
Construction in Progress [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	39,570	57,677
Customer Relationships Domain [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	98,000
Accumulated Amortization	(650)
Tradename [Member]
Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	210,630	209,712
Management contracts [Member]
Indefinite Lived Intangible Assets [Line Items]
Intangible Assets	$ 7,039	$ 8,343